Intangible Assets (Details) - Schedule of estimated amortization: - USD ($)	Apr. 30, 2022	Jan. 31, 2022
Schedule of estimated amortization [Abstract]
2023	$ 97,332	$ 129,776
2024	129,776	129,776
2025	113,109	113,109
2026	113,109	113,109
2027	113,109
2028 and thereafter	328,034	113,109
Total	$ 894,469	$ 926,913